Balance Sheet Detail - Additional Information (Detail) - Earnout Share Liability [Member]	Dec. 31, 2021	Nov. 03, 2021
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	1.52	1.60
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	50	50